Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 23,924	¥ 17,542
Over one year	12,177	9,363
Capitalized Exploratory Well Costs	¥ 36,101	¥ 26,905